Cost of sales	6 Months Ended
Jun. 30, 2024
Cost of sales [abstract]
Cost of sales

6.Cost of sales

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Power generation	90,641	98,642	179,461	213,932
Depreciation (note 13)(a)	73,814	100,319	147,585	203,973
Amortization (note 14)	9,639	11,709	19,602	22,963
Tower repairs and maintenance	8,923	29,534	24,502	57,398
Site regulatory permits	7,034	10,237	14,599	21,197
Staff costs	5,910	8,355	12,800	18,145
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2,883	935	5,943	5,081
Impairment of assets held for sale	2,853	—	2,853	—
Travel costs	1,702	2,734	3,377	6,214
Insurance	1,129	1,247	2,320	2,554
Short-term rental	1,037	2,007	3,631	5,590
Professional fees	460	660	862	1,201
Vehicle maintenance and repairs	454	498	892	1,061
Security services	114	11,308	7,953	24,106
Other*/(b)	117	18,911	34,620	20,369
	206,710	297,096	461,000	603,784

*Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).

(a)	Presented net of related indirect tax receivable in Brazil of $0.7 million in 2024. Refer to note 13.
(b)	Included in “Other” for the three months ended June 30, 2024, are $1.9 million in foreign exchange gains on cost of sales (three months ended June 30, 2023: foreign exchange losses on cost of sales $16.9 million) and for the six months ended June 30, 2024: foreign exchange losses on cost of sales of $30.2 million in (six months ended June 30, 2023: $16.6 million).